Submission	Dec. 22, 2025
Submission [Line Items]
Central Index Key	0000890821
Registrant Name	ENVERIC BIOSCIENCES, INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A